Segment Reporting	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting
4.	Segment Reporting

The following tables include results for the Partnership’s segments for the periods presented in these consolidated financial statements:

	Shuttle Tanker Segment		Conventional Tanker Segment		FSO Segment		FPSO Segment		Total
	Three Months Ended June 30,
	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $
Revenues	143,747	139,183	36,306	37,454	14,781	14,947	56,317	42,561	251,151	234,145
Voyage expenses	32,150	25,712	5,650	6,539	—	321	—	—	37,800	32,572
Vessel operating expenses	33,341	42,109	4,366	6,012	6,519	7,411	25,854	19,665	70,080	75,197
Time-charter hire expense	12,969	18,182	—	—	—	—	—	—	12,969	18,182
Depreciation and amortization	31,944	28,704	3,331	5,557	2,001	2,991	12,727	8,911	50,003	46,163
General and administrative (1)	11,709	13,197	1,098	758	919	1,242	4,963	2,960	18,689	18,157
Loss on sale and write-down of vessels	1,048	—	2,221	8,194	—	—	—	—	3,269	8,194

Income from vessel operations	20,586	11,279	19,640	10,394	5,342	2,982	12,773	11,025	58,341	35,680

	Shuttle Tanker Segment		Conventional Tanker Segment		FSO Segment		FPSO Segment		Total
	Six Months Ended June 30,
	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $	2012 $	2011 $
Revenues	288,674	277,415	63,193	73,217	29,806	32,438	114,076	84,846	495,749	467,916
Voyage expenses	59,305	44,740	14,636	12,685	340	612	—	—	74,281	58,037
Vessel operating expenses	69,966	82,894	9,815	11,837	13,386	16,559	47,920	39,037	141,087	150,327
Time-charter hire expense	26,586	38,452	—	—	—	—	—	—	26,586	38,452
Depreciation and amortization	63,315	56,136	6,587	11,602	4,259	6,172	25,453	17,823	99,614	91,733
General and administrative (1)	23,512	25,679	3,310	2,507	1,892	2,305	10,111	6,396	38,825	36,887
Loss on sale and write-down of vessels	1,048	—	2,221	9,094	—	171	—	—	3,269	9,265
Restructuring charge	—	1,227	—	—	—	2,697	—	—	—	3,924

Income from vessel operations	44,942	28,287	26,624	25,492	9,929	3,922	30,592	21,590	112,087	79,291

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2012	December 31, 2011
	$	$
Shuttle tanker segment	1,788,296	1,805,639
Conventional tanker segment	203,956	223,388
FSO segment	91,192	101,422
FPSO segment	773,601	786,391
Unallocated:
Cash and cash equivalents	179,462	179,934
Other assets	38,150	47,955

Consolidated total assets	3,074,657	3,144,729